SHARE-BASED COMPENSATION - Schedule of Fair Value Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value at grant date	$ 1.03	$ 1.21
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free annual interest rate, Minimum	3.90%	3.70%
Risk-free annual interest rate, Maximum	4.30%	4.00%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility, Minimum	72.40%	77.00%
Expected stock price volatility, Maximum	84.40%	82.80%
Minimum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of stock options	4 years 6 months	5 years
Forfeiture rate	9.90%	7.20%
Fair value at grant date	$ 0.24	$ 0.94
Stock price at grant date	0.87	1.35
Exercise price range	$ 0.92	$ 1.35
Maximum | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of stock options	7 years 6 months	7 years
Forfeiture rate	34.00%	34.00%
Fair value at grant date	$ 1.55	$ 1.52
Stock price at grant date	2.05	2.01
Exercise price range	$ 6.62	$ 2.01